Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
18.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Companies incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Entities incorporated in Hong Kong are subject to Hong Kong profits tax. Under the current Hong Kong Inland Revenue Ordinance, the profits tax rate for the first 2 million HK dollar of profits of corporations is 8.25%, while profits above that amount are subject to the tax rate of 16.5%.
China
On March 16, 2007, the National People’s Congress of the PRC introduced a Corporate Income Tax Law (“CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to corporate income tax at a uniform rate of 25%. Certain enterprises benefit from a preferential tax rate of 15% under the CIT Law if they qualify as high and new technology enterprises (“HNTE”). Software enterprises encouraged by the PRC government (“Software Enterprise”) will be exempted from corporate income tax from the first to the second year from the profit-making year and will be subject to corporate income tax at a half statutory tax rate of 25% from the third to the fifth year. An enterprise enjoying the tax incentive of Software Enterprise adopts the method of “self assessment, declaration of incentives enjoyed, retention of the relevant materials for future inspection”.
According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020, which was subsequently announced in March 2021 to be further extended to December 31, 2023. In September 2022, the State Taxation Administration of the PRC further announced that for the enterprises entitled to the current pre-tax
deduction ratio of 175% for research and development expenses, such ratio is raised to 200% during the period from October 1, 2022 to December 31, 2022. In March 2023, the Ministry of Finance and State Taxation Administration announced to implement the policy of raising pre-tax
deduction ratio for R&D expense from 175% to 200% for eligible industry enterprises on a long-term basis starting from January 1, 2023.
Income by tax jurisdictions:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income from PRC operations	1,760,139	2,862,980	4,610,828
Net income from non-PRC operations	573,758	499,868	777,405

Total net income before tax	2,333,897	3,362,848	5,388,233

The current and deferred portion of income tax (benefits) expenses included in the consolidated statements of operations and comprehensive income are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	227,415	196,233	1,103,832
Deferred tax (benefits) expenses	(120,611)	43,178	(174,675)

Total	106,804	239,411	929,157

The country of domicile is determined to be PRC, as the Group’s primary place of business, headquarters, and core operational activities are all situated within PRC. Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 is as follow:

	Year ended December 31, 2025
	Amount	Percent
PRC statutory tax rate	1,347,058	25.00%
Effect of different tax rates of entities operating in other jurisdiction:
Cayman Islands	(92,818)	(1.72%)
Hong Kong	(137,041)	(2.54%)
Others	6,512	0.11%
Preferential tax rates	(302,063)	(5.61%)
Research and development expenses super deduction	(108,686)	(2.02%)
Effect of cross-border tax laws:
PRC withholding taxes	94,080	1.75%
Nontaxable or nondeductible items:
Share-based compensation cost not deductible for tax purposes	70,397	1.31%
Expenses/losses not deductible for tax purposes	26,631	0.49%
Others	49,616	0.92%
Effect of change of valuation allowance	(24,529)	(0.45%)

Effective tax rate	929,157	17.24%

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows:

	Years ended December 31,
	2023	2024
PRC statutory tax rate	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	(9.38%)	(6.30%)
Preferential tax rates	(3.69%)	(18.90%)
PRC Withholding taxes	2.79%	1.46%
Net tax effect of super deduction and non-deductible expenses in determining taxable profit	(2.06%)	0.51%
True up	(7.07%)	0.75%
Effect of change of valuation allowance	(1.01%)	4.60%

Effective tax rate	4.58%	7.12%

The effects of preferential tax rates on earnings per share are as follows:

	Years ended December 31,
	2023	2024	2025
Tax saving amount due to preferential tax rates	86,110	635,456	302,063
Effect on basic earnings per share	0.00	0.03	0.01
Effect on diluted earnings per share	0.00	0.03	0.01
For the year ended December 31, 2025, cash paid for income taxes is relating to tax jurisdiction of China and others at the amount of RMB976,944 and RMB41,401, respectively.

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	28,093	66,786
—Impairment loss	265,553	265,553
—Allowance for expected credit losses	116,458	228,858
—Accrued expense	12,478	25,398
—Net loss carrying forward	418,810	732,567
—Others	6,368	6,450
Less: valuation allowance	(754,878)	(1,076,061)

Net deferred tax assets	92,882	249,551

Deferred tax liabilities
—Identifiable intangible assets from business combination	95,570	185,578

Total deferred tax liabilities	95,570	185,578

Movement of valuation allowance

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	652,610	618,985	754,878
(Reversal) addition	(33,625)	135,893	321,183

Balance at end of the year	618,985	754,878	1,076,061

As of December 31, 2024 and 2025, the Group had net loss carrying forward of approximately RMB1,675 million and RMB2,930 million, which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC, respectively. The losses expired were approximately RMB39 million, RMB57 million and RMB64 million during the years ended December 31, 2023, 2024 and 2025, respectively, and were provided full valuation allowances in prior years. The remaining loss carrying forward will expire during the period from 2026 to 2035.
In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis.
The Group believes that for most of its entities, it is more likely than not that the net accumulated losses and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided a valuation allowance of RMB755 million and RMB1,076 million for these entities’ deferred tax assets as of December 31, 2024 and 2025, respectively.

The CIT Law provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.
The CIT Law also imposes a withholding income tax of 10% on dividends distributed by an foreign investment enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).
For the year ended December 31, 2025, the Group accrued RMB80 million withholding tax expenses associated with the approved earning distribution from its certain PRC subsidiary to Lucky Logistics based on withholding tax rate of 10%. Other than this approved dividend distribution, no deferred tax liability was recognized for the remaining undistributed profits of PRC subsidiaries as the Group intends to indefinitely reinvest the remaining undistributed earnings.
Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated affiliate. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free
and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIEs and VIEs’ subsidiaries without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIEs and VIEs’ subsidiaries given that the Group will ultimately use the means.
The Organization for Economic Cooperation and Development (“
OECD
”) introduced a framework for the implementation of a 15% global minimum tax (Pillar Two). Various OECD member countries have either enacted or are in the process of enacting Pillar Two legislation. Based on current available legislation, Pillar Two does not have a material tax impact for fiscal year 2024 and 2025, the Group will continue to monitor the developments and evaluating the potential impact of Pillar Two in the future.